Other information by nature - Narrative (Details) € in Billions	12 Months Ended
	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Additional information [abstract]
Personnel costs | €	€ 16.8	€ 17.1	€ 19.1
Average number of employees | employee	253,654	259,118	271,292